Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 5,287	$ 5,947	$ 5,383
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	193	194	200
Deferred income taxes, net	7	(96)	(128)
Accrued severance pay	41	83	118
Unrealized loss (gain) from marketable securities	34	1	(51)
Realized loss (gain) on sale of marketable securities, net	11	(3)	(25)
Realized gain on sale of property and equipment		(3)
Employees share-based compensation	258	171	213
Changes in operating asset and liability items:
Decrease (increase) in trade receivables, net	(666)	243	1,073
Decrease (increase) in other current assets	(149)	117	323
Decrease (increase) in prepaid expenses	(45)	149	(45)
Increase (decrease) in trade payables	139	(363)	(901)
Increase (decrease) in other current liabilities and accruals	(265)	399	58
Change in operation lease liability	(71)	(52)	78
Increase (decrease) in deferred revenues	(216)	111	203
Net cash provided by operating activities	4,558	6,898	6,499
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of (investment in) marketable securities, net	(11)	1,370	545
Purchase of property and equipment	(130)	(82)	(68)
Proceeds from sales of property and equipment		3
Severance pay funds	(61)	(89)	(126)
Proceeds from (investment in) short-term bank deposits	2,031	(6,891)	(385)
Net cash provided by (used in) investing activities	1,829	(5,689)	(34)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividend paid	(5,227)	(5,197)	(4,775)
Net cash used in financing activities	(5,227)	(5,197)	(4,775)
TRANSLATION ADJUSTMENTS ON CASH AND CASH EQUIVILENTS	(77)	(90)	91
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,083	(4,078)	1,781
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	4,182	8,260	6,479
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	5,265	4,182	8,260
SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH ACTIVITIES:
Taxes paid	413	903	454
Net lease liabilities arising from obtaining right-of-use asset			$ 599